Matthews China Dividend Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 95.8%
	Shares	Value

COMMUNICATION SERVICES: 17.0%
Interactive Media & Services: 9.4%
Tencent Holdings, Ltd.	447,900	$35,745,804
Kuaishou Technology[b,c,d]	58,000	2,014,381
		37,760,185

Entertainment: 3.8%
Cathay Media and Education Group, Inc.[b,c,d]	7,823,303	7,005,805
BAIOO Family Interactive, Ltd.[b,d]	19,338,000	4,946,945
XD, Inc.[c,d]	581,600	3,546,100
		15,498,850

Diversified Telecommunication Services: 3.8%
CITIC Telecom International Holdings, Ltd.	30,741,000	10,889,707
HKBN, Ltd.	2,991,457	4,357,280
		15,246,987
Total Communication Services		68,506,022

CONSUMER DISCRETIONARY: 16.2%
Specialty Retail: 3.8%
China Yongda Automobiles Services Holdings, Ltd.	4,374,500	8,008,849
Topsports International Holdings, Ltd.[b,d]	4,884,000	7,282,635
		15,291,484

Diversified Consumer Services: 3.7%
China Education Group Holdings, Ltd.[d]	5,769,000	10,292,903
Union Medical Healthcare, Ltd.	5,110,000	4,466,740
		14,759,643

Auto Components: 2.2%
Minth Group, Ltd.	2,144,000	8,982,059

Textiles, Apparel & Luxury Goods: 2.0%
Bosideng International Holdings, Ltd.	17,810,000	8,042,871

Household Durables: 1.8%
Haier Smart Home Co., Ltd. D Shares	3,262,263	7,351,380

Automobiles: 1.3%
BYD Co., Ltd. H Shares	251,000	5,430,828

Leisure Products: 1.1%
Bafang Electric Suzhou Co., Ltd. A Shares	148,569	4,352,672

Multiline Retail: 0.3%
MINISO Group Holding, Ltd. ADR[c]	47,600	1,143,352
Total Consumer Discretionary		65,354,289

INDUSTRIALS: 12.0%
Machinery: 5.8%
Weichai Power Co., Ltd. A Shares	2,947,581	8,691,819
Yangzijiang Shipbuilding Holdings, Ltd.	8,745,500	8,344,190
Leader Harmonious Drive Systems Co., Ltd. A Shares[c]	256,210	3,841,234
Shanghai Mechanical and Electrical Industry Co., Ltd. B Shares	1,858,740	2,667,295
		23,544,538

	Shares	Value

Marine: 3.8%
SITC International Holdings Co., Ltd.	4,459,000	$15,175,341

Industrial Conglomerates: 2.4%
CK Hutchison Holdings, Ltd.	1,201,000	9,595,164
Total Industrials		48,315,043

FINANCIALS: 10.6%
Banks: 7.0%
Postal Savings Bank of China Co., Ltd. H Shares[b,d]	17,275,000	12,946,646
BOC Hong Kong Holdings, Ltd.	2,223,500	7,778,685
Ping An Bank Co., Ltd. A Shares	2,277,400	7,655,079
		28,380,410

Insurance: 2.1%
New China Life Insurance Co., Ltd. H Shares	2,122,400	8,245,828

Capital Markets: 1.5%
China Everbright, Ltd.	4,622,000	6,037,314
Total Financials		42,663,552

CONSUMER STAPLES: 9.7%
Beverages: 4.0%
Tsingtao Brewery Co., Ltd. H Shares	904,000	8,045,770
Yantai Changyu Pioneer Wine Co., Ltd. B
Shares	4,053,176	7,989,052
		16,034,822

Food Products: 3.9%
Uni-President China Holdings, Ltd.	7,172,000	8,726,368
WH Group, Ltd.[b,d]	8,467,500	6,879,259
		15,605,627

Food & Staples Retailing: 1.8%
Jiajiayue Group Co., Ltd. A Shares	2,334,885	7,387,576
Total Consumer Staples		39,028,025

INFORMATION TECHNOLOGY: 9.4%
Semiconductors & Semiconductor Equipment: 3.2%
MediaTek, Inc.	383,000	13,173,981

Software: 3.2%
Shanghai Baosight Software Co., Ltd. B Shares	3,651,010	12,772,313

IT Services: 1.8%
TravelSky Technology, Ltd. H Shares	3,203,000	7,514,214

Electronic Equipment, Instruments & Components: 1.2%
OPT Machine Vision Tech Co., Ltd. A Shares[c]	130,130	4,720,811
Total Information Technology		38,181,319

REAL ESTATE: 6.6%
Real Estate Management & Development: 6.6%
Shimao Services Holdings, Ltd.[b,c,d]	4,544,000	10,041,632
Powerlong Commercial Management Holdings, Ltd.[d]	2,034,500	6,771,693
Excellence Commercial Property & Facilities Management Group, Ltd.[c,d]	5,031,000	5,965,990

1	MATTHEWS ASIA FUNDS

Matthews China Dividend Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)
	Shares	Value
K Wah International Holdings, Ltd.	7,782,000	$4,042,901
Total Real Estate		26,822,216

HEALTH CARE: 4.6%
Pharmaceuticals: 2.3%
CSPC Pharmaceutical Group, Ltd.	7,724,000	9,390,866

Life Sciences Tools & Services: 2.3%
Pharmaron Beijing Co., Ltd. H Shares[b,d]	481,600	9,155,136
Total Health Care		18,546,002

MATERIALS: 4.2%
Construction Materials: 2.4%
Huaxin Cement Co., Ltd. B Shares	4,577,692	9,895,766

Containers & Packaging: 1.8%
Greatview Aseptic Packaging Co., Ltd.	14,514,000	7,220,643
Total Materials		17,116,409

ENERGY: 3.1%
Oil, Gas & Consumable Fuels: 3.1%
China Suntien Green Energy Corp., Ltd. H Shares	32,695,000	12,550,235
Total Energy		12,550,235

UTILITIES: 2.4%
Gas Utilities: 2.4%
Kunlun Energy Co., Ltd.	9,298,000	9,809,547
Total Utilities		9,809,547

TOTAL INVESTMENTS: 95.8%		386,892,659
(Cost $314,497,695)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.2%		17,145,183

NET ASSETS: 100.0%		$404,037,842

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $60,272,439, which is 14.92% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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